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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 06,30,2010

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:39
Form SH Information Table Value Total:523449

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
BARRICK GOLD CORP       COM  067901 067901108       510       11346 SH          Sole                                11346
BOEING CO               COM  097023 097023105       252        4004 SH          Sole                                4004
BANK OF AMERICA CORPORA COM         060505104       946       64953 SH          Sole                                64953
BEST BUY INC            COM  086516 086516101       380       11135 SH          Sole                                11135
BRISTOL MYERS SQUIBB CO COM  110122 110122108       263       10404 SH          Sole                                10404
CME GROUP INC           COM         12572Q105       833        2895 SH          Sole                                2895
CHEVRON CORP NEW        COM  166764 166764100       462        6769 SH          Sole                                6769
DISNEY WALT CO          COM DISNEY  254687106       215        6658 SH          Sole                                6658
SPDR GOLD TRUST         GOLD SHS    78463V107     76992      634881 SH          Sole                                634881
GOOGLE INC              CL A  38259 38259P508      5231       11516 SH          Sole                                11516
HEINZ H J CO            COM  423074 423074103      9650      220090 SH          Sole                                220090
HEWLETT PACKARD CO      COM         428236103       331        7490 SH          Sole                                7490
INTEL CORP              COM         458140100       497       25157 SH          Sole                                25157
JOHNSON & JOHNSON       COM         478160104       591        9979 SH          Sole                                9979
JP MORGAN CHASE & CO    COM         46625H100      1480       39944 SH          Sole                                39944
COCA COLA CO            COM  191216 191216100       373        7429 SH          Sole                                7429
MCDONALDS CORP          COM         580135101       312        4705 SH          Sole                                4705
METLIFE INC             COM  59156R 59156R108      4719      123614 SH          Sole                                123614
MARSHALL & ILSLEY CORP  COM  571837 571837103       172       23133 SH          Sole                                23133
3M CO                   COM  88579Y 88579Y101       306        3903 SH          Sole                                3903
PEPSICO INC             COM  713448 713448108       218        3568 SH          Sole                                3568
PFIZER INC              COM         717081103       565       39570 SH          Sole                                39570
PROCTER & GAMBLE CO     COM  742718 742718109       524        8696 SH          Sole                                8696
POTASH CORP SASK INC    COM         73755L107       279        3178 SH          Sole                                3178
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    204002     4703778 SH          Sole                                4703778
REGIONS FINANCIAL CORP  COM  7591EP 7591EP100       186       27572 SH          Sole                                27572
SCHLUMBERGER LTD        COM         806857108       254        4615 SH          Sole                                4615
SANDISK CORP            COM  80004C 80004C101       497       11672 SH          Sole                                11672
SPDR TR                 UNIT SER 1  78462F103    161898     1553727 SH          Sole                                1553727
TEVA PHARMACEUTICAL IND ADR  881624 881624209       223        4309 SH          Sole                                4309
UNITED STATES NATL GAS  UNIT        912318102     22791     2971503 SH          Sole                                2971503
US BANCORP DEL          COM NEW  90 902973304       431       19079 SH          Sole                                19079
UNITED STATES OIL FUND  UNITS       91232N108       304        8914 SH          Sole                                8914
VERIZON COMMUNICATIONS  COM         92343V104       245        8579 SH          Sole                                8579
WAL MART STORES INC     COM         931142103       487        9971 SH          Sole                                9971
UNITED STATES STL CORP  COM         912909108       352        9017 SH          Sole                                9017
SELECT SECTOR SPDR TR   SBI INT-FIN 81369Y605      1415      101265 SH          Sole                                101265
SELECT SECTOR SPDR TR   SBI CONS DI 81369Y407     22192      752539 SH          Sole                                752539
XEROX CORP              COM  984121 984121103      2071      248401 SH          Sole                                248401